Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating activities:
Net income (loss)	$ (10,966,178)	$ 26,817,688	$ (10,630,728)
Adjustments to reconcile net income (loss) to net cash provided by Operating activities:
Share-based compensation	5,575,877	6,056,033	4,698,953
Depreciation and amortization	2,039,791	1,649,136	1,973,423
Provision of allowance for doubtful accounts	(1,026,449)	74	(193,832)
Loss from equity method investment	138,124	66,970
Gain from short-term investments	(378,603)	(216,025)	(58,451)
Deferred taxes	(487,057)	(502,052)	(106,900)
Loss on disposal of property and equipment	144,135	390,296	194,136
Gain from sales of cost method investment		(4,648,302)	(4,337,736)
Loss from impairment of intangible assets	1,111,149	250,360	1,802,125
Loss from impairment of goodwill	6,659,691		8,149,525
Gain from business restructure			(90,666)
Gain on the interest sold and retained noncontrolling investment	(20,567,699)	(9,999,801)
Changes in assets and liabilities:
Accounts receivable, others	(2,067,338)	586,009	2,371,865
Accounts receivable, margin clients	(3,188,904)	(2,666,812)	4,413,011
Prepaid expenses and other current assets	(1,856,549)	369,290	(1,284,341)
Trust bank balances held on behalf of customers	(19,148,934)	(2,267,808)	(1,928,568)
Restricted cash	(2,593,901)	5,403	(1,560)
Rental deposits	(169,148)	(204,811)	(368,933)
Guarantee deposit funds	(1,049,046)	(1,576,128)	865,963
Amounts due from noncontrolling shareholders	(461,810)	2,690,941	(1,821,928)
Deferred revenue	349,113	1,794,179	(1,749,432)
Account payable	3,609,213	(5,182,939)	(2,671,121)
Accrued expenses and other current liabilities	1,573,833	2,596,050	161,455
Amounts due to customers for the trust bank balance held on their behalf	19,148,934	2,267,808	1,928,568
Income taxes payable	2,269,464	1,541,421	(142,692)
Net cash provided by (used in) operating activities	(21,342,292)	19,816,980	1,172,136
Investing activities:
Purchase of property and equipment	(4,602,154)	(3,350,260)	(3,158,042)
Purchase of intangible asset			(81,378)
Acquisition of businesses (net of cash acquired of nil, $14,463 and nil for the years ended December 31, 2014, 2015 and 2016, respectively)	(424,437)	14,463	(705,180)
Business restructure (Note 4)		(354,284)	(2,873,988)
Proceeds from disposal of affiliates (Note 11)	23,836,195	8,463,170
Acquisition of equity method investment		(327,263)
Proceeds from transfer of equity method investment		12,765,427
Repayment of loans given to equity method investee		9,807,585
Proceeds from transfer equity interest to noncontrolling shareholders		72,271
Advances related to disposal of subsidiaries (Note 16 (ii))	(5,299,758)	5,299,758
Purchase of short-term investments	(326,196,271)	(105,354,947)	(90,694,201)
Proceeds from sales of short-term investments	309,564,065	105,562,667	90,764,098
Acquisition of cost method investment	(216,232)		(81,378)
Proceeds from sales of cost method investment		7,959,237	2,168,868
Proceeds from disposal of fixed assets	19,671		63,038
Net cash provided by (used in) investing activities	(3,318,921)	40,557,824	(4,598,163)
Financing activities:
Proceeds from stock options exercised by employees	142,618	294,193	654,069
Proceeds from stock options exercised by nonemployees		175,200
Proceeds from paid-in capital of noncontrolling shareholders		488,155
Dividends paid to noncontrolling shareholders	(9,839,173)	(6,549,628)	(1,025,788)
Proceeds from Yinglibao Clients	31,764,134
Repayment of Yinglibao Clients	(12,365,167)
Net cash provided by (used in) financing activities	9,702,412	(5,592,080)	(371,719)
Effect of exchange rate changes	(4,623,808)	(1,587,189)	(34,691)
Net (decrease) increase in cash and cash equivalents	(19,582,609)	53,195,535	(3,832,437)
Cash and cash equivalents, beginning of year	85,734,048	32,538,513	36,370,950
Cash and cash equivalents, end of year	66,151,439	85,734,048	32,538,513
Supplemental disclosure of cash flow information
Income taxes paid	2,536,254	682,232	758,006
Interest paid		$ 514	$ 5,130